Other operating income - Additional Information (Detail) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
Other Operating Income (Expense) [Member]
Other Operating Income [Line Items]
Claim in respect of repairs undertaken in the prior years	$ 1.9